UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      2/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $      609,212
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1633    17590 SH       SOLE                  17590      0     0
AFLAC, Inc.                    COM            001055102      207     3895 SH       SOLE                   3895      0     0
AT&T Inc.                      COM            00206r102      514    15234 SH       SOLE                  15234      0     0
American Express Co.           COM            025816109    18740   326033 SH       SOLE       103500    206833      0 15700
Apache                         COM            037411105     1019    12986 SH       SOLE                  12986      0     0
Apple Computer                 COM            037833100      251      471 SH       SOLE                    471      0     0
Archer Daniels Midland Co.     COM            039483102    16106   588042 SH       SOLE       210000    338142      0 39900
Automatic Data Processing      COM            053015103      799    14040 SH       SOLE                  14040      0     0
BB&T Corporation               COM            054937107    14998   515222 SH       SOLE       190000    289222      0 36000
CBIZ Inc                       COM            124805102      118    19885 SH       SOLE                  19885      0     0
CSX Corp.                      COM            126408103      952    48235 SH       SOLE                  48235      0     0
CVS Caremark Corp.             COM            126650100    15843   327680 SH       SOLE       80000     221980      0 25700
Capital One Finance Corp.      COM            14040h105     1105    19070 SH       SOLE                  19070      0     0
Capstone Companies, Inc.       COM            12541A108       10  1085000 SH       SOLE                1085000      0     0
Chevron Corp.                  COM            166764100    22133   204668 SH       SOLE       61000     132368      0 11300
Cisco Systems Inc              COM            17275R102    19496   992207 SH       SOLE       356500    557707      0 78000
Coca-Cola Co.                  COM            191216100    12104   333907 SH       SOLE       80000     236907      0 17000
Comcast Corp. - Special Class  COM            20030N200     4908   136640 SH       SOLE                 136640      0     0
Compugen Ltd                   COM            011768504      344    70000 SH       SOLE                  70000      0     0
ConocoPhillips                 COM            20825c104    17754   306163 SH       SOLE       103000    184863      0 18300
Consolidated Edison, Inc.      COM            209115104      958    17240 SH       SOLE                  17240      0     0
Corning Inc.                   COM            219350105    16261  1288476 SH       SOLE       460000    752976      0 75500
Dell Inc                       COM            24702r101    11781  1161862 SH       SOLE       405000    681462      0 75400
Devon Energy Co.               COM            25179m103    16687   320662 SH       SOLE       117500    184662      0 18500
Dominion Resources             COM            25746U109      768    14820 SH       SOLE                  14820      0     0
Duke Energy Corporation        COM            26441c105     1061    16627 SH       SOLE                  16627      0     0
E.I. duPont de Nemours & Co.   COM            263534109      571    12690 SH       SOLE                  12690      0     0
Eaton Corp. PLC F              COM            278058102     2323    42875 SH       SOLE                  42875      0     0
Emerson Electric Company       COM            291011104    17534   331081 SH       SOLE       120000    190081      0 21000
Exxon Mobil Corporation        COM            30231g102     4520    52225 SH       SOLE                  52225      0     0
Friendfinder Networks Inc      COM            358453306       20    32650 SH       SOLE                  32650      0     0
General Electric Co.           COM            369604103     2250   107191 SH       SOLE                 107191      0     0
General Mills                  COM            370334104      952    23550 SH       SOLE                  23550      0     0
H.J. Heinz Company             COM            423074103      978    16950 SH       SOLE                  16950      0     0
Harris Corp.                   COM            413875105    10771   219995 SH       SOLE       79200     125795      0 15000
Intel Corporation              COM            458140100      936    45374 SH       SOLE                  45374      0     0
International Business Machine COM            459200101     3122    16301 SH       SOLE                  16301      0     0
Itracker System, Inc.          COM            46573A107        3   110000 SH       SOLE                 110000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    27260   619970 SH       SOLE       195000    392370      0 32600
Johnson & Johnson              COM            478160104    20905   298223 SH       SOLE       88500     192523      0 17200
Johnson Controls Inc.          COM            478366107     3313   108035 SH       SOLE       37500      63435      0  7100
Kellogg Company                COM            487836108     7412   132720 SH       SOLE       44000      81520      0  7200
Kimberly-Clark Corp.           COM            494368103     1123    13300 SH       SOLE                  13300      0     0
McDonald's Corp.               COM            580135101      694     7870 SH       SOLE                   7870      0     0
Merck & Co., Inc.              COM            58933Y105     1575    38470 SH       SOLE                  38470      0     0
MetLife Inc.                   COM            59156r108    20470   621448 SH       SOLE       197000    388748      0 35700
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    19515   730632 SH       SOLE       226000    459632      0 45000
Monster Worldwide Inc.         COM            611742107     7502  1334816 SH       SOLE       442000    793816      0 99000
Morgan Stanley                 COM            617446448    13480   705045 SH       SOLE       190000    460045      0 55000
Occidental Petroleum           COM            674599105     9786   127735 SH       SOLE       48000      70235      0  9500
Oracle Corp.                   COM            68389X105     2593    77815 SH       SOLE                  77815      0     0
Pepsico, Inc.                  COM            713448108     9618   140556 SH       SOLE       44000      87556      0  9000
Pfizer Inc.                    COM            717081103     1064    42411 SH       SOLE                  42411      0     0
Procter & Gamble Co.           COM            742718109    20542   302574 SH       SOLE       92500     193074      0 17000
Rockwell Collins Inc.          COM            774341101     1856    31900 SH       SOLE                  31900      0     0
Royal Dutch Shell PLC CL B     COM            780259107     1321    18640 SH       SOLE                  18640      0     0
Schlumberger Ltd.              COM            806857108    18510   267107 SH       SOLE       92000     157607      0 17500
Schwab (Charles) Corp          COM            808513105    16940  1179684 SH       SOLE       410000    689684      0 80000
Southwestern Energy Company    COM            845467109     1285    38470 SH       SOLE                  38470      0     0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
State Street Corp.             COM            857477103    22263   473579 SH       SOLE       174000    268579      0 31000
TE Connectivity Ltd.           COM            H84989104    16627   447935 SH       SOLE       160000    256935      0 31000
Teva Pharma Inds ADR           COM            881624209    17135   458880 SH       SOLE       165000    262380      0 31500
Thermo Fisher Scientific       COM            883556102    12261   192238 SH       SOLE       57000     124238      0 11000
Tidewater Inc.                 COM            886423102    18137   405937 SH       SOLE       143000    238937      0 24000
Time Warner Cable              COM            88732J207     2233    22979 SH       SOLE                  22979      0     0
Time Warner Inc                COM            887317303     2549    53286 SH       SOLE                  53286      0     0
Unilever PLC - Sponsored ADR   COM            904767704     1149    29685 SH       SOLE                  29685      0     0
United Parcel Service -Cl B    COM            911312106     2682    36380 SH       SOLE                  36380      0     0
United Tech. Corp.             COM            913017109     2135    26035 SH       SOLE                  26035      0     0
Vodafone Group PLC ADR         COM            92857w209    17808   706936 SH       SOLE       205500    462836      0 38600
Wal-Mart Stores Inc.           COM            931142103      414     6070 SH       SOLE                   6070      0     0
Wells Fargo and Company        COM            949746101    25902   757811 SH       SOLE       240000    469111      0 48700
Winston Pharmaceuticals        COM            975657107        1    10115 SH       SOLE                  10115      0     0
Zimmer Holdings Inc.           COM            98956P102    20621   309351 SH       SOLE       105000    185651      0 18700
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0